Other financial liabilities (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 1,175,706,699	$ 458,269,843
Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	82,300,140	114,736,586
Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	176,446,792	118,509,715
Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	916,959,767	225,023,542
Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	84,839,970	114,492,596
Bank borrowings [Member] | Bottom of range [member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	84,839,970
Bank borrowings [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	10,728,763	101,347,918
Bank borrowings [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	66,483,125	10,196,733
Bank borrowings [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 7,628,082	$ 2,947,945
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings thirty five [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	96,981,310-6
Debtor country	Chile
Lending party Tax ID	97,030,000-7
Creditor country	Chile
Currency	CLP
Other non-current financial liabilities	$ 2,000,000
Type of amortization	At maturity
Interest Rate	8.70%
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings thirty five [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 2,000,000
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings thirty five [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	0
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings thirty five [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 0
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings thirty six [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	96,981,310-6	96,981,310-6
Debtor country	Chile	Chile
Lending party Tax ID	97,030,000-7	97,030,000-7
Creditor country	Chile	Chile
Currency	CLP	CLP
Other non-current financial liabilities	$ 6,710,993	$ 2,000,000
Type of amortization	At maturity	At maturity
Interest Rate	8.60%	1.60%
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings thirty six [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 0	$ 2,000,000
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings thirty six [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	6,710,993	0
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings thirty six [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 0	$ 0
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings thirty seven [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	96,981,310-6	96,981,310-6
Debtor country	Chile	Chile
Lending party Tax ID	97,018,000-1	97,030,000-7
Creditor country	Chile	Chile
Currency	CLP	CLP
Other non-current financial liabilities	$ 2,998,735	$ 1,000,000
Type of amortization	At maturity	At maturity
Interest Rate	3.95%	1.60%
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings thirty seven [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 2,998,735	$ 1,000,000
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings thirty seven [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	0	0
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings thirty seven [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 0	$ 0
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings thirty eight [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	96,981,310-6	96,981,310-6
Debtor country	Chile	Chile
Lending party Tax ID	97,018,000-1	97,018,000-1
Creditor country	Chile	Chile
Currency	CLP	CLP
Other non-current financial liabilities	$ 3,299,391	$ 4,951,413
Type of amortization	Semiannual	Semiannual
Interest Rate	3.45%	3.45%
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings thirty eight [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 3,299,391	$ 3,299,984
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings thirty eight [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	0	1,651,429
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings thirty eight [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 0	$ 0
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings thirty nine [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	99,586,280-8	96,981,310-6
Debtor country	Chile	Chile
Lending party Tax ID	97,030,000-7	97,018,000-1
Creditor country	Chile	Chile
Currency	CLP	CLP
Other non-current financial liabilities	$ 16,000,000	$ 2,986,511
Type of amortization	At maturity	At maturity
Interest Rate	8.66%	3.95%
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings thirty nine [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 0	$ 0
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings thirty nine [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	16,000,000	2,986,511
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings thirty nine [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 0	$ 0
Bank borrowings [Member] | Cervecera Guayacán SpA. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	76,035,409-0
Debtor country	Chile
Lending party Tax ID	97,004,000-5
Creditor country	Chile
Currency	UF
Other non-current financial liabilities	$ 56,156
Type of amortization	Monthly
Interest Rate	3.39%
Bank borrowings [Member] | Cervecera Guayacán SpA. [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 14,141
Bank borrowings [Member] | Cervecera Guayacán SpA. [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	15,132
Bank borrowings [Member] | Cervecera Guayacán SpA. [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 26,883
Bank borrowings [Member] | Cervecera Guayacán SpA. [Member] | Bank Borrowings thirty two [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		76,035,409-0
Debtor country		Chile
Lending party Tax ID		97,004,000-5
Creditor country		Chile
Currency		UF
Other non-current financial liabilities		$ 56,950
Type of amortization		Monthly
Interest Rate		3.39%
Bank borrowings [Member] | Cervecera Guayacán SpA. [Member] | Bank Borrowings thirty two [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 11,370
Bank borrowings [Member] | Cervecera Guayacán SpA. [Member] | Bank Borrowings thirty two [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		11,370
Bank borrowings [Member] | Cervecera Guayacán SpA. [Member] | Bank Borrowings thirty two [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 34,210
Bank borrowings [Member] | Cervecera Guayacán SpA. [Member] | Bank Borrowings thirty three [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	76,035,409-0	76,035,409-0
Debtor country	Chile	Chile
Lending party Tax ID	97,004,000-5	97,004,000-5
Creditor country	Chile	Chile
Currency	UF	UF
Other non-current financial liabilities	$ 104,722	$ 104,096
Type of amortization	Monthly	Monthly
Interest Rate	5.65%	5.65%
Bank borrowings [Member] | Cervecera Guayacán SpA. [Member] | Bank Borrowings thirty three [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 23,137	$ 17,414
Bank borrowings [Member] | Cervecera Guayacán SpA. [Member] | Bank Borrowings thirty three [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	25,868	17,414
Bank borrowings [Member] | Cervecera Guayacán SpA. [Member] | Bank Borrowings thirty three [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 55,717	$ 69,268
Bank borrowings [Member] | Compañía Cervecerías Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		90,413,000-1
Debtor country		Chile
Lending party Tax ID		97,018,000-1
Creditor country		Chile
Currency		CLP
Other non-current financial liabilities		$ 89,872,000
Type of amortization		At maturity
Interest Rate		5.70%
Bank borrowings [Member] | Compañía Cervecerías Unidas S.A. [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 89,872,000
Bank borrowings [Member] | Compañía Cervecerías Unidas S.A. [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		0
Bank borrowings [Member] | Compañía Cervecerías Unidas S.A. [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 0
Bank borrowings [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bank Borrowings thirty four [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	90,413,000-1
Debtor country	Chile
Lending party Tax ID	97,030,000-7
Creditor country	Chile
Currency	CLP
Other non-current financial liabilities	$ 40,000,000
Type of amortization	At maturity
Interest Rate	8.34%
Bank borrowings [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bank Borrowings thirty four [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 0
Bank borrowings [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bank Borrowings thirty four [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	40,000,000
Bank borrowings [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bank Borrowings thirty four [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 0
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	0-E
Debtor country	Bolivia
Lending party Tax ID	0-E
Creditor country	Bolivia
Currency	BOB
Interest Rate	5.00%
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings fourty [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	0-E	0-E
Debtor country	Bolivia	Bolivia
Lending party Tax ID	0-E	0-E
Creditor country	Bolivia	Bolivia
Currency	BOB	BOB
Other non-current financial liabilities	$ 4,217,816	$ 4,162,769
Type of amortization	Quarterly	Quarterly
Interest Rate	5.00%	5.00%
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings fourty [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 659,034	$ 1,012,802
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings fourty [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	1,054,454	1,350,402
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings fourty [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 2,504,328	$ 1,799,565
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings fourty one [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	0-E	0-E
Debtor country	Bolivia	Bolivia
Lending party Tax ID	0-E	0-E
Creditor country	Bolivia	Bolivia
Currency	BOB	BOB
Other non-current financial liabilities	$ 8,469,757	$ 8,359,215
Type of amortization	Quarterly	Quarterly
Interest Rate	5.00%	5.00%
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings fourty one [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 1,365,925	$ 3,134,706
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings fourty one [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	2,185,478	4,179,607
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings fourty one [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 4,918,354	$ 1,044,902
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings fourty two [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	0-E
Debtor country	Bolivia
Lending party Tax ID	0-E
Creditor country	Bolivia
Currency	BOB
Other non-current financial liabilities	$ 982,400
Type of amortization	Semiannual
Interest Rate	5.50%
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings fourty two [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 368,400
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings fourty two [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	491,200
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings fourty two [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	122,800
Bank borrowings [Member] | Bebidas CCU-PepsiCo SpA [Member] | Bank Borrowings thirty four [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		76,337,371-1
Debtor country		Chile
Lending party Tax ID		97,018,000-1
Creditor country		Chile
Currency		CLP
Other non-current financial liabilities		$ 999,642
Type of amortization		At maturity
Interest Rate		3.20%
Bank borrowings [Member] | Bebidas CCU-PepsiCo SpA [Member] | Bank Borrowings thirty four [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 999,642
Bank borrowings [Member] | Bebidas CCU-PepsiCo SpA [Member] | Bank Borrowings thirty four [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		0
Bank borrowings [Member] | Bebidas CCU-PepsiCo SpA [Member] | Bank Borrowings thirty four [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		0
Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	1,081,682,928	339,740,414
Bonds payable [Member] | Top of range [member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	1,081,682,928
Bonds payable [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	66,650,036	12,505,018
Bonds payable [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	105,701,207	105,159,799
Bonds payable [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 909,331,685	$ 222,075,597
Bonds payable [Member] | Bono Serie H Bonds Payable [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		90,413,000-1
Debtor country		Chile
Creditor country		Chile
Currency		UF
Other non-current financial liabilities		$ 42,114,546
Type of amortization		Semiannual
Interest Rate		4.25%
Bonds payable [Member] | Bono Serie H Bonds Payable [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 11,228,960
Bonds payable [Member] | Bono Serie H Bonds Payable [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		11,228,960
Bonds payable [Member] | Bono Serie H Bonds Payable [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 19,656,626
Bonds payable [Member] | Bono Serie J Bonds Payable [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		90,413,000-1
Debtor country		Chile
Creditor country		Chile
Currency		UF
Other non-current financial liabilities		$ 93,076,722
Type of amortization		Semiannual
Interest Rate		2.90%
Bonds payable [Member] | Bono Serie J Bonds Payable [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 8,690
Bonds payable [Member] | Bono Serie J Bonds Payable [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		8,690
Bonds payable [Member] | Bono Serie J Bonds Payable [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 93,059,342
Bonds payable [Member] | Bono Serie L Bonds Payable [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		90,413,000-1
Debtor country		Chile
Creditor country		Chile
Currency		UF
Other non-current financial liabilities		$ 93,883,005
Type of amortization		Semiannual
Interest Rate		1.20%
Bonds payable [Member] | Bono Serie L Bonds Payable [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 403,668
Bonds payable [Member] | Bono Serie L Bonds Payable [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		46,891,278
Bonds payable [Member] | Bono Serie L Bonds Payable [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 46,588,059
Bonds payable [Member] | Bono Serie M Bonds Payable [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		90,413,000-1
Debtor country		Chile
Creditor country		Chile
Currency		UF
Other non-current financial liabilities		$ 63,661,518
Type of amortization		Semiannual
Interest Rate		1.60%
Bonds payable [Member] | Bono Serie M Bonds Payable [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 444,974
Bonds payable [Member] | Bono Serie M Bonds Payable [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		444,974
Bonds payable [Member] | Bono Serie M Bonds Payable [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 62,771,570
Bonds payable [Member] | Bono Serie D Bonds Payable [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		91,041,000-8
Debtor country		Chile
Creditor country		Chile
Currency		UF
Other non-current financial liabilities		$ 47,004,623
Type of amortization		Semiannual
Interest Rate		1.00%
Bonds payable [Member] | Bono Serie D Bonds Payable [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 418,726
Bonds payable [Member] | Bono Serie D Bonds Payable [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		46,585,897
Bonds payable [Member] | Bono Serie D Bonds Payable [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 0
Bonds payable [Member] | Vina San Pedro Tarapaca S.A [Member] | Bono Serie D Bonds Payable [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	91,041,000-8	91,041,000-8
Debtor country	Chile	Chile
Lending party Tax ID	Bond D
Creditor country	Chile	Chile
Currency	UF	UF
Other non-current financial liabilities	$ 53,010,534
Type of amortization	Semiannual
Interest Rate	1.00%	1.00%
Bonds payable [Member] | Vina San Pedro Tarapaca S.A [Member] | Bono Serie D Bonds Payable [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 344,064
Bonds payable [Member] | Vina San Pedro Tarapaca S.A [Member] | Bono Serie D Bonds Payable [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	52,666,470
Bonds payable [Member] | Vina San Pedro Tarapaca S.A [Member] | Bono Serie D Bonds Payable [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 0
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie H Bonds Payable [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	90,413,000-1	90,413,000-1
Debtor country	Chile	Chile
Lending party Tax ID	Bond H
Creditor country	Chile	Chile
Currency	UF	UF
Other non-current financial liabilities	$ 41,351,438
Type of amortization	Semiannual
Interest Rate	4.25%	4.25%
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie H Bonds Payable [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 12,721,446
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie H Bonds Payable [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	12,721,446
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie H Bonds Payable [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 15,908,546
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie J Bonds Payable [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	90,413,000-1	90,413,000-1
Debtor country	Chile	Chile
Lending party Tax ID	Bond J
Creditor country	Chile	Chile
Currency	UF	UF
Other non-current financial liabilities	$ 105,442,193
Type of amortization	Semiannual
Interest Rate	2.90%	2.90%
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie J Bonds Payable [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 9,822
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie J Bonds Payable [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	9,822
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie J Bonds Payable [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 105,422,549
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie L Bonds Payable [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	90,413,000-1	90,413,000-1
Debtor country	Chile	Chile
Lending party Tax ID	Bond L
Creditor country	Chile	Chile
Currency	UF	UF
Other non-current financial liabilities	$ 92,871,937
Type of amortization	Semiannual
Interest Rate	1.20%	1.20%
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie L Bonds Payable [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 53,071,586
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie L Bonds Payable [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	39,800,351
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie L Bonds Payable [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 0
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie M Bonds Payable [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	90,413,000-1	90,413,000-1
Debtor country	Chile	Chile
Lending party Tax ID	Bond M
Creditor country	Chile	Chile
Currency	UF	UF
Other non-current financial liabilities	$ 71,864,107
Type of amortization	Semiannual
Interest Rate	1.60%	1.60%
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie M Bonds Payable [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 503,118
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie M Bonds Payable [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	503,118
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie M Bonds Payable [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 70,857,871
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie P Bonds Payable [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	90,413,000-1
Debtor country	Chile
Lending party Tax ID	Bond P
Creditor country	Chile
Currency	UF
Other non-current financial liabilities	$ 70,444,041
Type of amortization	Semiannual
Interest Rate	3.35%
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie P Bonds Payable [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 0
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie P Bonds Payable [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	0
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie P Bonds Payable [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 70,444,041
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie R Bonds Payable [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	90,413,000-1
Debtor country	Chile
Lending party Tax ID	Bond R
Creditor country	Chile
Currency	UF
Other non-current financial liabilities	$ 139,714,703
Type of amortization	Semiannual
Interest Rate	2.70%
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie R Bonds Payable [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 0
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie R Bonds Payable [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	0
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie R Bonds Payable [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 139,714,703
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie International Bonds Payable [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	90,413,000-1
Debtor country	Chile
Lending party Tax ID	Bond Internacional
Creditor country	United States
Currency	USD
Other non-current financial liabilities	$ 506,983,975
Type of amortization	Semiannual
Interest Rate	3.35%
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie International Bonds Payable [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 0
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie International Bonds Payable [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	0
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie International Bonds Payable [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 506,983,975